GOODWILL - Narrative (Details) - USD ($)		3 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Goodwill impairment		$ 248,900,000		$ 0	$ 248,851,000	$ 54,199,000
Mountaineer Midstream
Segment Reporting Information [Line Items]
Goodwill impairment					0
Grand River, Mountaineer Midstream and Polar and Divide Reporting Units
Segment Reporting Information [Line Items]
Goodwill impairment	$ 0
Polar and Divide
Segment Reporting Information [Line Items]
Goodwill impairment			$ 0
Williston Basin
Segment Reporting Information [Line Items]
Goodwill impairment				0	203,373,000
Piceance/DJ Basins
Segment Reporting Information [Line Items]
Goodwill impairment				$ 0	$ 45,478,000
Bison Midstream | Williston Basin
Segment Reporting Information [Line Items]
Goodwill impairment						$ 54,200,000